STOCKHOLDERS’ EQUITY (DEFICIT) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
SCHEDULE OF WARRANTS ACTIVITIES

The following represents a summary of the warrants:

	Nine Months Ended September 30, 2021		Year Ended December 31, 2020
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	262,725,000	$0.23875	-	$-

Granted	29,875,000	0.77114	262,725,000	0.23875
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Ending balance	292,600,000	$0.30866	262,725,000	$0.23875
Intrinsic value of warrants	$152,500,000		$104,800,000

Weighted Average Remaining Contractual Life (Years)	1.44		1.88

The following represents a summary of warrants as of December 31, 2020 and 2019:

	December 31, 2020		December 31, 2019
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	-	$-	-	$-

Granted	262,725,000	0.23875	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Ending balance	262,725,000	$0.23875	-	$-
Intrinsic value of warrants	$104,800,000		$-

Weighted Average Remaining Contractual Life (Years)	1.88